Document and Entity Information	Apr. 27, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	Insight Acquisition Corp. /DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40775
Entity Tax Identification Number	86-3386030
Entity Address, Address Line One	333 East 91st Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10128
City Area Code	203
Local Phone Number	353-7610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001862463
Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	INAQ
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	INAQW
Security Exchange Name	NONE
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	INAQ.UT
Security Exchange Name	NYSE